Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Group have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2023 Annual Report filed with the SEC on April 25, 2024. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

b. Foreign currency translation

The Group uses US$ as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and the United States is US$. In the Group’s consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or their respective local currency as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive (loss) income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of comprehensive (loss) income.

c. Revenue recognition

The Group’s revenue is generated from delivering educational programs and services.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

We have NewSchool of Architecture & Design in the U.S., which offers career-focused post-secondary educational services to undergraduate students.

For undergraduate students, there are usually no written formal contracts between us and the students, according to business practice. Records with the student’s name, grades, tuition and fees collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities.

For undergraduate students, our performance obligations are to provide acknowledged academic education within academic years, and post-secondary education with associate and bachelor’s programs within agreed-upon periods. The transaction price is the tuition fee received and circumstances like other variable considerations, significant financing components, noncash considerations, and considerations payable to a customer do not exist. As there is only one performance obligation, the transaction price is allocated to the one performance obligation. The Group satisfies the performance obligation to students over time and recognizes revenue according to school days consumed in each month of a semester.

Contract Balances

The Group classifies its right to consideration in exchange for service transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. The Group did not record contract assets as of December 31, 2023 and June 30, 2024.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of tuition received in advance from students. As of December 31, 2023 and June 30, 2024, the Group’s deferred revenue amounted to $544 and $422, respectively.

d. Allowance for Credit Losses

In accordance with Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments - Credit Losses, the Company estimates and records an expected lifetime credit loss on accounts receivable and long-term receivable included in other non-current assets by utilizing historical write-off rates as a starting point for determining expected credit losses and has considered all available relevant information, including details about past events, current conditions, and reasonable and supportable forecasts, as well as their impact on the expected credit losses. The allowance for expected credit losses is adjusted for current conditions and reasonable and supportable forecasts.

e. Leases

The Group accounts for its lease under ASC 842 Leases, and identifies the lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Group recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term leases and are not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term. For finance leases, the Group recognizes finance lease right-of-use assets. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Group’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Group’s lease agreements contain renewal options; however, the Group does not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Group is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Operating lease

When none of the criteria of a finance lease are met, a lessee shall classify the lease as an operating lease.

Finance lease

The Group classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;

c. The lease term is for the major part of the remaining economic life of the underlying asset;

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842 paragraph 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset;

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term;

f. Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-50-19 requires that an entity disclose its policy on the classification of interest and penalties due to taxing authorities in the notes to the financial statements. In addition, ASC 740-10-50-15(c) requires that all entities disclose in the statement of operations and in the statement of financial position the total amounts of the interest and penalties related to tax positions recognized. As of June 30 2024, the Company did not have any interest or penalty on tax deficiencies.

Deferred tax liabilities and assets are classified as noncurrent and presented with a netted-off amount in the consolidated balance sheets as of December 31, 2023 and June 30 2024, respectively.

g. Recently issued accounting standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which aims to improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis to enable investors to develop more decision-useful financial analyses. The ASU No. 2023-07 is effective for the Company’s annual disclosures for fiscal year 2024 and for interim periods beginning with the first half of 2025. The Group is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for public entities for the annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.